Countervailing ("CVD") and antidumping ("ADD") duty dispute - Impact on results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Cash deposits paid	$ (62)	$ (53)
Adjust to West Fraser Estimated ADD rate	22	(17)
Effective duty expense for period	(40)	(70)
Duty recovery attributable to AR2	0	62
Duty Recoverable Attributable To AR3	(32)	0
Export duty (expense) recovery	(72)	(8)
Interest Income On Duty Deposits	$ 19	$ 27
Effective Date One
Disclosure of contingent liabilities [line items]
Antidumping and Countervailing Combine Rates	8.25%
Effective Date Two
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	9.25%
Effective Date Three
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	11.89%
AR3 POI | Effective Date Six
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	3.40%
AR3 POI | Effective Date Seven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	3.40%
AR4 POI | Effective Date Eight
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	6.80%
AR4 POI | Effective Date Nine
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	6.80%
AR5 POI | Effective Date Ten
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	4.52%
AR5 POI | Effective Date Eleven
Disclosure of contingent liabilities [line items]
Antidumping Dispute, Estimated Rate	4.52%